STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,141,501)	$ (958,809)	$ (1,221,695)
Other comprehensive income (loss), net of tax:
Net change in interest rate cash flow hedges, net of tax: $210 in 2019	0	0	387
Other postretirement benefits liability adjustment, net of tax: $254, $(36) and $150	744	(156)	316
Change in accounting principle	0	0	(496)
Other comprehensive income (loss)	744	(156)	207
Comprehensive loss	(1,140,757)	(958,965)	(1,221,488)
Less: Comprehensive income (loss) attributable to noncontrolling interest	1,246	(10)	0
Comprehensive loss attributable to EQT Corporation	$ (1,142,003)	$ (958,955)	$ (1,221,488)